Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
State and Local
Current	$ 8.0	$ 8.0
Change in valuation allowance	(29.0)	(30.9)
Chardan Healthcare Acquisition 2 Corp. [Member]
Federal
Current
Deferred	(164,481)	(109)
State and Local
Current
Deferred
Change in valuation allowance	164,481	109
Income tax provision